SIGNIFICANT ACCOUNTING POLICIES - Net Interest Margin and Interest Expense and Business Combinations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2012
Convertible Senior Notes
Interest expense	$ 36,342	$ 33,637	$ 14,973
Business Combinations
Maximum measurement period after the transaction date for subsequent adjustments	1 year
Fannie Mae
Convertible Senior Notes
Loss period considered for calculation of fair value of guarantee	10 years
Secured funding agreements and securitizations debt
Convertible Senior Notes
Interest expense	$ 29,740	27,299	8,774
Secured term loan
Convertible Senior Notes
Interest expense	388
2015 Convertible Notes
Convertible Senior Notes
Interest rate (as a percent)				7.00%
Interest expense	$ 6,214	$ 6,338	$ 6,199